VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Vessels and Equipment, Net

(in thousands of $)	2015	2014
Cost	2,263,166	1,952,390
Accumulated depreciation	(532,518)	(451,220)
Net book value	1,730,648	1,501,170